Shareholder Report, Holdings (Details)	May 31, 2026
Fidelity New Jersey Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Fidelity New Jersey Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity New Jersey Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity New Jersey Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity New Jersey Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity New Jersey Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity New Jersey Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity New Jersey Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity New Jersey Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Fidelity New Jersey Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity New Jersey Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity New Jersey Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity New Jersey Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Connecticut Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Connecticut Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Connecticut Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Connecticut Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Connecticut Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Connecticut Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Connecticut Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Connecticut Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Fidelity Connecticut Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Connecticut Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Connecticut Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Connecticut Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Connecticut Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%